Summary of Significant Accounting Policies (Details) - Schedule of reconciliation of net loss per ordinary share as adjusted for the portion of income that is attributable to ordinary shares subject to redemption - Thunder Bridge Acquisition Il, Ltd.[Member] - USD ($)
	2 Months Ended	3 Months Ended															12 Months Ended
	Mar. 31, 2019 [1]	Mar. 31, 2021	Dec. 31, 2020	[1]	Sep. 30, 2020	[1]	Jun. 30, 2020	[1]	Mar. 31, 2020		Dec. 31, 2019	[1]	Sep. 30, 2019	[1]	Jun. 30, 2019	[1]	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) - Schedule of reconciliation of net loss per ordinary share as adjusted for the portion of income that is attributable to ordinary shares subject to redemption [Line Items]
Net income		$ 38,507,524							$ 6,779,032								$ (73,292,930)	$ 3,619,908
Less: Income attributable to ordinary shares		(8,621)							(1,788,302)								(2,122,286)	(2,460,851)
Net income available to ordinary shares		$ 38,498,903							$ 4,990,730								$ (75,415,216)	$ 1,159,057
Weighted average shares outstanding, basic and diluted	6,382,980	8,625,000	8,625,000		8,625,000		8,625,000		8,625,000	[1]	8,625,000		8,625,000		6,382,980		8,625,000	8,437,500
Basic and diluted net income per ordinary share		$ 4.46							$ 0.58								$ (8.74)	$ 0.14

[1]	Excludes an aggregate of up to 34,500,000 shares subject to redemption at December 31, 2020.